Note 20 - Carrying value of the Groups assets pledged as collateral for liabilities or contingent liabilities (Detail) - Carrying Value of the Assets Pledged as Collateral [Member] - EUR (€)
€ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 36,686	€ 41,816
Financial assets at fair value through other comprehensive income	[1]	2,943	4,274
Loans	[1]	70,323	75,641
Other	[1]	1,617	1,364
Total	[1]	€ 111,570	€ 123,095

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.